Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Lease Assets and Lease Liabilities
At December 31, 2022 and January 1, 2022, the Company’s lease assets and lease liabilities were as follows:

	December 31, 2022	January 1, 2022
Assets:
Operating lease assets	$75,696	$89,902
Finance lease assets	54	127

Total leased assets	$75,750	$90,029

Liabilities:
Current
Operating	$17,955	$20,297
Finance	31	75
Noncurrent
Operating	68,099	78,157
Finance	7	29

Total lease liabilities	$86,092	$98,558

Schedule of Components of Lease Expense
For the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021, the components of the Company’s lease expense were as follows:

	Fiscal Year Ended
	December 31, 2022	January 1, 2022	January 2, 2021
Operating lease cost:
Fixed lease cost	$33,227	$37,688	$48,674
Lease termination cost	2,726	8,542	6,109
Variable lease cost	27	21	(30)

Total operating lease cost	$35,980	$46,251	$54,753

Finance lease cost:
Amortization of leased assets	$112	$151	$192
Interest on lease liabilities	6	8	12

Total finance lease cost	$118	$159	$204

Total lease cost	$36,098	$46,410	$54,957

Summary of Weighted Average Remaining Lease Term and Weighted Average Discount Rates
At December 31, 2022 and January 1, 2022, the Company’s weighted average remaining lease term and weighted average discount rates were as follows:

	December 31, 2022	January 1, 2022
Weighted Average Remaining Lease Term (years)
Operating leases	6.90	7.29
Finance leases	1.00	1.54
Weighted Average Discount Rate
Operating leases	7.03	7.15
Finance leases	3.52	5.31

Schedule of Maturity of Lease Liabilities
At December 31, 2022, the maturity of the Company’s lease liabilities in each of the next five fiscal years and thereafter were as follows:

	Operating Leases	Finance Leases	Total
Fiscal 2023	$23,395	$32	$23,427
Fiscal 2024	18,869	7	18,876
Fiscal 2025	13,116	—	13,116
Fiscal 2026	9,791	—	9,791
Fiscal 2027	9,446	—	9,446
Thereafter	36,114	—	36,114

Total lease payments	$110,731	$39	$110,770
Less imputed interest	24,677	1	24,678

Present value of lease liabilities	$86,054	$38	$86,092

Summary of Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to leases for the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021 were as follows:

	Fiscal Year Ended
	December 31, 2022	January 1, 2022	January 2, 2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$31,580	$39,747	$49,043
Operating cash flows from finance leases	$6	$8	$12
Financing cash flows from finance leases	$112	$151	$192
Leased assets obtained in exchange for new operating lease liabilities	$13,297	$1,057	$5,113
Leased assets obtained in exchange for new finance lease liabilities	$49	$81	$132